Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Aug. 06, 2026	Feb. 07, 2026	Jan. 07, 2026	Mar. 13, 2026
Subsequent Event [Line Items]
Percentage of Initial Share	(10.00%)
Price per share			$ 0.4
Net proceeds			$ 15,000,000
Underwriting discount per unit			$ 0.2
Aggregate paid amount			$ 600,000
Gross proceeds			15,000,000
Number of shares expired		1,500,000
Forfeited shares		499,950
Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares, issued		7,165,950
Ordinary shares, outstanding		7,165,950
Number of shares expired		1,500,000
Forfeited shares		499,950
Underwriting Agreement [Member]
Subsequent Event [Line Items]
Aggregate paid amount			$ 300,000
Private Placement [Member]
Subsequent Event [Line Items]
Price per share			$ 10
Gross proceeds			$ 300,000
Sale of units			30,000
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Sale of units			1,500,000
Over-Allotment Option [Member] | Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares, issued		7,165,950
Ordinary shares, outstanding		7,165,950
Mr. O’Neil [Member]
Subsequent Event [Line Items]
Services fee				$ 8,333.33